Organization and nature of operations (Tables)	12 Months Ended
Dec. 31, 2018
Organization and nature of operations [Abstract]
Accompanying Consolidated Financial Statements Include Financial Statements of Company, Subsidiaries, Variable Interest Entity ("VIE") and VIE's Subsidiaries
These consolidated financial statements include the financial statements of the Company, its subsidiaries, its variable interest entity (“VIE”) and the VIE’s subsidiaries (collectively referred to as the “Group”) as follows:

Name of entities	Place of incorporation	Period of incorporation	Relationship	% of direct or indirect economic ownership	Principal activities
Shenzhen Xunlei Networking Technologies, Co., Ltd. (“Shenzhen Xunlei”)	People’s Republic of China (“PRC”)	January 2003	VIE	100%	Development of software, provision of online and related advertising, membership subscription and online game services; as well as sales of software licenses

Giganology (Shenzhen) Co., Ltd. (“Giganology Shenzhen”)	PRC	June 2005	Subsidiary	100%	Development of computer software and provision of information technology services to related companies

Shenzhen Xunlei Wangwenhua Co., Ltd. (formerly known as “Shenzhen Fengdong Networking Technologies Co., Ltd.”) (“Wangwenhua”)	PRC	December 2005	VIE’s subsidiary	100%	Development of software for related companies, provision of advertising services and production of broadcast television programs

Shenzhen Zhuolian Software Co., Ltd. (formerly known as “Xunlei Software (Shenzhen) Co., Ltd.”) (“Zhuolian Software”)	PRC	January 2010	VIE’s subsidiary	100%	Provision of software technology development for related companies

Xunlei Games Development (Shenzhen) Co., Ltd. (“Xunlei Games”)	PRC	February 2010	VIE’s subsidiary	70%	Development of online game and computer software for related companies and provision of advertising services

Xunlei Network Technologies Limited (“Xunlei BVI”)	British Virgin Islands	February 2011	Subsidiary	100%	Holding company

Xunlei Network Technologies Limited (“Xunlei HK”)	Hong Kong	March 2011	Subsidiary	100%	Development computer software of related companies and provision of advertising services

Xunlei Computer (Shenzhen) Co., Ltd. (“Xunlei Computer”)	PRC	November 2011	Subsidiary	100%	Development of computer software and provision of information technology services

Shenzhen Onething Technologies Co., Ltd. (“Onething”)	PRC	September 2013	VIE’s subsidiary	100%	Development of computer software, sale of hardware, and provision of information technology services

Beijing Xunjing Technologies Co., Ltd. (formerly known as “Wangxin Century Technologies (Beijing) Co., Ltd.”) (“Beijing Xunjing”)	PRC	October 2015	VIE’s subsidiary	100%	Development of computer software and provision of information technology services

Shenzhen Crystal Interactive Technologies Co., Ltd. (“Crystal Interactive”)	PRC	May 2016	VIE’s subsidiary	100%	Development of computer software and provision of information technology services

Shenzhen Xunlei Venture Capital Partnership Enterprise (Limited Partnership) (“Xunlei Venture Capital”)	PRC	June 2016	VIE’s subsidiary	99%	Investments in industries and consultation in investments (note b)

Beijing Onething Technologies Co., Ltd. (“Beijing Onething”)	PRC	January 2017	VIE’s subsidiary	100%	Provision of technology services and development of computer software

HK Onething Technologies Ltd. (“HK Onething”)	Hong Kong	December 2017	subsidiary	100%	Development of cloud computing technology and provision of related services

Hainan Onething E-Sports Co., Ltd. (“Hainan Onething”)	PRC	May 2018	VIE’s subsidiary	100%	Development and research of computer software and operation of online games

Henan Tourism Information Co., Ltd. (“Henan Tourism”)	PRC	June 2018	VIE’s subsidiary	80%	Software development, tourism consulting and other related services (note c)

Xi’an Onething Blockchain Technologies Co., Ltd. (“Xi’an Onething”)	PRC	July 2018	VIE’s subsidiary	100%	Development and research of blockchain technology and computer software

Onething Co., Ltd. (Thailand) (“Thailand Onething”) (note 18)	Thailand	July 2018	subsidiary	49%	Development of cloud computing technology and provision of related services

Hainan Xunlei Blockchain Technology Co., Ltd. (“Hainan Xunlei”)	PRC	August 2018	VIE’s subsidiary	100%	Development and research of blockchain technology and computer software

Note a:	The English names of the PRC companies represent management’s translation of the Chinese names of these companies as they have not adopted formal English names.

Note b:	As at December 31, 2018, Xunlei Venture Capital was in the process of deregistration.

Note c:	Henan Tourism was acquired in June 2018.